Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three Months Ended March 31, 2017 and 2018 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities:
Net loss	$ (14,081)	$ (47,712)
Adjustments to reconcile net loss to net cash from operating activities:
Research and development expense settled by shares issuance		42,259
Share-based compensation	4,201
Depreciation expense	12	6
Changes in operating assets and liabilities:
Advances to suppliers	61	(117)
Government grants	(307)
Prepaid expenses and other current assets	(20)	175
Other noncurrent assets	(122)	(82)
Accounts payable	1,010	568
Amounts due to related parties		(203)
Accrued expenses	305	(97)
Other current liabilities	2	(76)
Net cash used in operating activities	(8,939)	(5,279)
Investing activities:
Acquisitions of property and equipment	(13)	(14)
Net cash used in investing activities	(13)	(14)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discount		50,505
Payment of initial public offering costs		(2,334)
Net cash provided by financing activities		48,171
Effect of foreign exchange rate changes, net	(179)	(1)
Net increase/decrease in cash	(9,131)	42,877
Cash at beginning of period	27,481	11,687
Cash at end of period	18,350	54,564
Non-cash activities:
Research and development expense settled by shares issuance		$ 42,259